Debt, Cash and Cash Equivalents - Additional Information (Detail) € in Thousands, $ in Millions			1 Months Ended											12 Months Ended
	Dec. 30, 2017 EUR (€) Counterparty	Jun. 28, 2012 EUR (€)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Sep. 30, 2013 EUR (€)	Apr. 30, 2013 EUR (€)	Nov. 30, 2012 EUR (€)	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Oct. 31, 2009 EUR (€)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($) shares	Nov. 30, 2015 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Number of counterparty representing 7% of undrawn credit facility | Counterparty	0
Debt instrument market value excluding accrued interest														€ 15,544,000	€ 18,479,000	€ 16,398,000
Redemption price of debt issued														5,262,000	8,246,000	7,266,000
At market value [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument market value excluding accrued interest														€ 5,718,000	€ 8,663,000	€ 7,633,000
1989 Series A Participating Shares Issued [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of participating shares outstanding | shares														3,271			3,271
Participating shares carrying amount														€ 200
Bonds maturing April 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount									€ 1,500,000
Maturity date									April 10, 2018
Borrowing prepaid date									Sep. 05, 2017
Bonds mature on December 15, 2017 [member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount		€ 428,000
Maturity date		December 15, 2017
Borrowing prepaid date		Nov. 07, 2017
Bonds maturing in November 14,2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount										€ 750,000
Maturity date										November 14, 2017
Weighted average interest rate before derivative instruments [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, interest rate														1.70%			1.70%
Weighted average interest rate after derivative instruments [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, interest rate														1.40%			1.40%
Weighted average interest rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Cash and cash equivalents interest rate														0.30%			0.30%
Syndicated credit facility, expires in 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date														December 3, 2021
Credit facilities maximum amount														€ 4,000,000
Syndicated credit facility, expires in 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date														December 17, 2020
Credit facilities maximum amount														€ 4,000,000
June 2010 GZISIN US372917AS37 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount | $												$ 500
Maturity date												June 2020
Bonds, interest rate												5.00%
Main undrawn confirmed general purpose credit facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 8,000,000
October 2009 EMTN ISIN XS0456451771 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount													€ 800,000
Maturity date													October 2019
Bonds, interest rate													4.125%
September 2013 EMTN ISIN FR0011560333 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount								€ 1,000,000
Maturity date								September 2020
Bonds, interest rate								1.875%
November 2013 EMTN ISIN FR0011625433 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount							€ 1,000,000
Maturity date							November 2023
Bonds, interest rate							2.50%
September 2014 EMTN ISIN FR0012146751 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount						€ 750,000
Maturity date						September 2018
Bonds, interest rate						0.23%
Bonds interest rate description						3-month Euribor +0.23%
September 2014 EMTN ISIN FR0012146777 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount						€ 1,000,000
Maturity date						March 2022
Bonds, interest rate						1.125%
September 2014 EMTN ISIN FR0012146801 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount						€ 1,510,000												€ 260,000
Maturity date						September 2026
Bonds, interest rate						1.75%
September 2015 EMTN ISIN FR0012969012 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount					€ 750,000
Maturity date					March 2019
Bonds, interest rate					0.30%
Bonds interest rate description					3-month Euribor +0.30%
September 2015 EMTN ISIN FR0012969020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount					€ 500,000
Maturity date					September 2021
Bonds, interest rate					0.875%
September 2015 EMTN ISIN FR0012969038 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount					€ 750,000
Maturity date					September 2025
Bonds, interest rate					1.50%
April 2016 EMTN ISIN FR0013143989 [ [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 500,000
Maturity date				April 2019
Bonds, interest rate				0.00%
April 2016 EMTN ISIN FR0013143997 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 600,000
Maturity date				April 2024
Bonds, interest rate				0.625%
April 2016 EMTN ISIN FR00113144003 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 700,000
Maturity date				April 2028
Bonds, interest rate				1.125%
September 2016 EMTN ISIN FR0013201613 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 1,000,000
Maturity date			January 2020
Bonds, interest rate			0.00%
September 2016 EMTN ISIN FR0013201621 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 850,000
Maturity date			September 2022
Bonds, interest rate			0.00%
September 2016 EMTN ISIN FR0013201639 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount			€ 1,150,000
Maturity date			January 2027
Bonds, interest rate			0.50%
March 2011 SNFISIN US80105NAG07 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount | $											$ 2,000
Maturity date											March 2021
Bonds, interest rate											4.00%
1983 to 1987 Participating Shares Issued [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of participating shares outstanding | shares														82,698			82,698
Participating shares carrying amount														€ 13,000
Commercial paper program in France [Member]
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs														€ 6,000,000
Commercial paper program in USA [Member]
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $																	$ 10,000
Average drawdown | $																	1,900
Maximum drawdown | $																	$ 4,000